Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Acquisition, Pro Forma Information [Table Text Block]
The pro forma financial information combines the historical results for us and Interactive Data and Trayport for the years ended December 31, 2015 and 2014 in the following table (in millions, except per share amounts).

	Year Ended December 31,
	2015	2014
Total revenues, less transaction-based expenses	$4,308	$4,097
Operating income	1,997	1,700
Income from continuing operations attributable to ICE	1,379	1,085
Income from discontinued operations, net of tax	—	11
Net income attributable to ICE	1,379	1,096
Basic earnings per common share:
Continuing operations	$2.30	$1.76
Discontinued operations	—	0.02
Basic earnings per share	$2.30	$1.78
Diluted earnings per share
Continuing operations	$2.29	$1.76
Discontinued operations	—	0.02
Diluted earnings per share	$2.29	$1.78